Cover	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	New York Community Bancorp, Inc.
Entity Central Index Key	0000910073